Current liabilities - Contingent consideration - Summary of current liabilities - Contingent consideration (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of contingent liabilities [abstract]
Contingent consideration	$ 1,521	$ 3,315